Ivy Funds

Supplement dated July 26, 2018 to the

Ivy Funds Prospectus

dated January 31, 2018

as supplemented February 6, 2018, February 26, 2018, April 12, 2018, April 13, 2018, April 30, 2018, May 2, 2018, May 11, 2018, May 21, 2018 and July 6, 2018

Effective July 31, 2018, there are new contractual class waivers for Class I shares and Class N shares for Ivy Apollo Strategic Income Fund, Ivy IG International Small Cap Fund and Ivy Apollo Multi-Asset Income Fund. Therefore, on that date, the following changes are made to the prospectus:

The following table and related footnotes replace the “Annual Fund Operating Expenses” table (and existing footnotes corresponding to that table) in the “Fees and Expenses” section for Ivy Apollo Strategic Income Fund on page 2:

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class C	Class I		Class N		Class Y
Management Fees	0.68%	0.68%	0.68%		0.68%		0.68%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%		0.00%		0.25%
Other Expenses	0.24%	0.30%	0.26%		0.09%		0.26%
Acquired Fund Fees and Expenses[3]	0.01%	0.01%	0.01%		0.01%		0.01%
Total Annual Fund Operating Expenses[4]	1.18%	1.99%	0.95%		0.78%		1.20%
Fee Waiver and/or Expense Reimbursement[5,6,7]	0.02%	0.13%	0.27%		0.10%		0.09%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.16%	1.86%	0.68%	[8]	0.68%	[8]	1.11%

[3]

Acquired Fund Fees and Expenses sets forth the Fund’s pro rata portion of the cumulative expenses charged by an exchange-traded fund (ETF) in which the Fund invested during the last fiscal year. The actual Acquired Fund Fees and Expenses will vary with changes in the allocations of the Fund’s assets. The Acquired Fund Fees and Expenses shown are based on the total expense ratio of the ETF for the ETF’s most recent fiscal year. These expenses are not direct costs paid by Fund shareholders, and are not used to calculate the Fund’s NAV.

[4]

The Total Annual Fund Operating Expenses ratio shown in this table does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses.

[5]

Through January 31, 2019, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) for the Fund’s Class A shares at 1.15%, Class C shares at 1.85%, and Class Y shares at 1.10%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees of Ivy Funds (Board).

[6]

Through January 31, 2020, IICO, the Fund’s investment manager, IDI, the Fund’s distributor, and/or WISC, the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) for the Fund’s Class I shares and Class N shares at 0.67%. Prior to that date, the expense limitation may not be terminated without the consent of the Board.

[7]

Through January 31, 2019, IDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated without the consent of the Board.

[8]

The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because it has been restated to reflect a change in the Fund’s contractual class waiver.

The following replaces the “Example” section for Ivy Apollo Strategic Income Fund on page 3:

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for the periods set forth above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$686	$926	$1,185	$1,923
Class C Shares	189	612	1,061	2,306
Class I Shares	69	247	471	1,116
Class N Shares	69	229	413	947
Class Y Shares	113	372	651	1,447

Supplement	Prospectus	1

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$686	$926	$1,185	$1,923
Class C Shares	189	612	1,061	2,306
Class I Shares	69	247	471	1,116
Class N Shares	69	229	413	947
Class Y Shares	113	372	651	1,447

The following table and related footnotes replace the “Annual Fund Operating Expenses” table (and existing footnotes corresponding to that table) in the “Fees and Expenses” section for Ivy IG International Small Cap Fund on page 53:

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class C	Class I		Class N		Class Y
Management Fees	1.00%	1.00%	1.00%		1.00%		1.00%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%		0.00%		0.25%
Other Expenses	0.36%	0.33%	0.45%		0.31%		0.45%
Total Annual Fund Operating Expenses	1.61%	2.33%	1.45%		1.31%		1.70%
Fee Waiver and/or Expense Reimbursement[3,4,5]	0.16%	0.16%	0.46%		0.32%		0.25%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.45%	2.17%	0.99%	[6]	0.99%	[6]	1.45%

[3]	Through January 31, 2019, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class A shares at 1.45%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees (Board). Certain common expenses applicable to all share classes also may be waived to cap total annual ordinary fund operating expenses, which may serve to reduce the expense ratio of certain share classes.

[4]	Through January 31, 2020, IICO, the Fund’s investment manager, IDI, the Fund’s distributor, and/or WISC, the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) for the Fund’s Class I shares and Class N shares at 0.99%. Prior to that date, the expense limitation may not be terminated without the consent of the Board.

[5]	Through January 31, 2019, IDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated without the consent of the Board.

[6]	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because it has been restated to reflect a change in the Fund’s contractual class waiver.

The following replaces the “Example” section for Ivy IG International Small Cap Fund on pages 53-54:

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for the periods set forth above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$714	$1,039	$1,387	$2,363
Class C Shares	220	712	1,231	2,654
Class I Shares	101	366	702	1,654
Class N Shares	101	350	655	1,521
Class Y Shares	148	511	900	1,988

2	Prospectus	Supplement

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$714	$1,039	$1,387	$2,363
Class C Shares	220	712	1,231	2,654
Class I Shares	101	366	702	1,654
Class N Shares	101	350	655	1,521
Class Y Shares	148	511	900	1,988

The following table and related footnotes replace the “Annual Fund Operating Expenses” table (and existing footnotes corresponding to that table) in the “Fees and Expenses” section for Ivy Apollo Multi-Asset Income Fund on page 57:

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class C	Class I		Class N		Class Y
Management Fees	0.70%	0.70%	0.70%		0.70%		0.70%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%		0.00%		0.25%
Other Expenses	0.29%	0.27%	0.25%		0.08%		0.22%
Acquired Fund Fees and Expenses[3]	0.01%	0.01%	0.01%		0.01%		0.01%
Total Annual Fund Operating Expenses[4]	1.25%	1.98%	0.96%		0.79%		1.18%
Fee Waiver and/or Expense Reimbursement[5,6,7]	0.00%	0.00%	0.20%		0.03%		0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.25%	1.98%	0.76%	[8]	0.76%	[8]	1.18%

[3]	Acquired Fund Fees and Expenses sets forth the Fund’s pro rata portion of the cumulative expenses charged by an exchange-traded fund (ETF) in which the Fund invested during the last fiscal year. The actual Acquired Fund Fees and Expenses will vary with changes in the allocations of the Fund’s assets. The Acquired Fund Fees and Expenses shown are based on the total expense ratio of the ETF for the ETF’s most recent fiscal year. These expenses are not direct costs paid by Fund shareholders, and are not used to calculate the Fund’s NAV.

[4]	The Total Annual Fund Operating Expenses ratio shown in this table does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses.

[5]	Through January 31, 2019, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) for the Fund’s Class A shares at 1.30%, Class C shares at 2.17% and Class Y shares at 1.25%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees of Ivy Funds (Board).

[6]	Through January 31, 2020, IICO, the Fund’s investment manager, IDI, the Fund’s distributor, and/or WISC, the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) for the Fund’s Class I shares and Class N shares at 0.75%. Prior to that date, the expense limitation may not be terminated without the consent of the Board.

[7]	Through January 31, 2019, IDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated without the consent of the Board.

[8]	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because it has been restated to reflect a change in the Fund’s contractual class waiver.

The following replaces the “Example” section for Ivy Apollo Multi-Asset Income Fund on page 58:

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for the periods set forth above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$695	$949	$1,222	$1,999
Class C Shares	201	621	1,068	2,306
Class I Shares	78	265	491	1,140
Class N Shares	78	246	433	972
Class Y Shares	120	375	649	1,432

Supplement	Prospectus	3

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$695	$949	$1,222	$1,999
Class C Shares	201	621	1,068	2,306
Class I Shares	78	265	491	1,140
Class N Shares	78	246	433	972
Class Y Shares	120	375	649	1,432

4	Prospectus	Supplement